Annual Fund Operating Expenses - Hartford Large Cap Growth ETF - Hartford Large Cap Growth ETF	Nov. 03, 2021
Operating Expenses:
Management fees	0.59%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.59%